Condensed Consolidated Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period from continuing operations	$ (5,809)	$ (1,483)
Loss for the year				$ (5,347)		$ (7,260)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation	5	10		18		21
Issuance of shares to employees and services providers	1,955	73		746		2,477
Non- cash expenses in the Yaaran purchase transaction (note 9)						1,662
Share based compensation to employees and directors	1			1		23
Gain from sales of property and equipment	(3)		[1]		[2]	(12)
Gain from standby equity purchase agreement II		(105)		(428)		(1,158)
Expenses from standby equity purchase agreement II	182	110		170
Interest on loans				16
Change in fair value of loans	30
Change in fair value of warrant liability	94			5
Change in fair value of credit facility liability	33
Change in fair value of PIPE’s warrant liability	1,632
Change in fair value of investment in nonconsolidated affiliate	602	(114)		1,299		714
Change in fair value of long term loan	(101)			56
Change in fair value of solar project	(218)			(44)
Change in fair value of marketable securities	36			(88)
Exchange rate differences on operating leases	2	4		9		13
Increase in accounts receivable, net	(52)	(51)		(36)		85
Decrease in inventory	5	15		101		(40)
Decrease in prepaid expenses and other current assets	84	14		262		165
Increase (decrease) in accounts payable	1	(21)		12		(91)
Increase (decrease) in other liabilities	184	(485)		(169)		173
Decrease in operating lease expense	7	28
Change in operating lease asset				48		60
Change in operating lease liability	(7)	(31)		(50)		(66)
Net cash used in operating activities	(1,337)	(2,036)		(3,419)		(3,234)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in nonconsolidated affiliate		(162)		(250)		(1,542)
Proceeds from sales of property and equipment	3		[1]		[2]	23
Long term loan granted				(406)
Investment in marketable securities				(219)
Short term loan granted	(500)			(250)
Investment in battery storage projects	(495)
Solar photovoltaic joint venture project	(608)			(764)
Proceeds from sale of subsidiary (net of cash disposed)	(25)
Net cash used in investing activities	(1,625)	(162)		(1,889)		(1,519)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory note		1,455		1,455		700
Repayments of promissory note		(329)		(1,543)		(700)
Proceeds from credit facility	1,105
Repayment of credit facility	(439)
Proceeds from PIPE agreement	1,500
Proceeds from exercise of warrants from PIPE agreement	1,768
Proceeds from standby equity purchase agreement, net		1,082		3,135		3,473
Net cash provided by financing activities	3,934	2,208		3,047		3,473
Effect of exchange rate changes on cash and cash equivalents	(18)	2		(8)		7
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	954	12		(2,269)		(1,273)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	2,209	4,478		4,478		5,751
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	3,163	4,490		2,209		4,478
Cash paid during the year for:
Interest	77
Non cash transactions:
Termination of lease liability						21
Initial recognition of operating lease liability and a corresponding right-of-use asset	24					16
Reclassification of warrant liabilities to equity upon exercise of warrants	2,703
Issuance of shares for future credit line	$ 300
Issuance of shares in exchange for investment in nonconsolidated affiliate (see note 13(9))						827
Issuance of shares for future services				12		422
Issuance of shares for commitment fee (see note 13(14))						254
Recognition of Prepaid Warrant Costs and Corresponding Warrant Liability				$ 307

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.